Taxes - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods					€ 2,246
Income tax			€ 1,265	€ 962	(848)
Tax expense in absence of tax income related to the tax dispute			€ (1,168)	(750)	(1,001)
Applicable tax rate			25.83%
Increase of deferred tax liabilities				63
Deferred tax income related to recognition of employee benefit liability				316
Tax amending proposals issued amount			€ 520
Tax adjustments relating to tax audit for the years 2017-2019			146
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods				2,246	2,246
Income tax			541	(3)	(1,556)
Tax expense in absence of tax income related to the tax dispute			€ (417)	€ (129)	€ (444)
Applicable tax rate			25.83%	28.41%	32.02%
Increase (decrease) in current tax expense (income) due to change in applicable tax rate			€ 35	€ 61	€ 36
France tax group subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods			376
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Income tax			(50)	€ 115	€ 146
Applicable tax rate				25.00%	25.00%	25.00%
Percentage of taxable income restriction (as a percent)				25.00%	25.00%	25.00%
Deferred tax charge			53	€ 162	€ 102
Spain Subsidiaries [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)				75.00%	75.00%	75.00%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Income tax			528	€ 431	€ 341
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Income tax			74	€ 264	€ 137
Applicable tax rate	19.00%
Loss of sole control of of subsidiaries | FiberCo
Disclosure of subsidiaries [line items]
Income tax			€ (74)
FRANCE
Disclosure of subsidiaries [line items]
Applicable tax rate relating to value added contribution			0.75%				1.50%
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate			30.00%
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate			30.00%
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate			35.00%
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate			30.00%
UNITED KINGDOM
Disclosure of subsidiaries [line items]
Applicable Tax Rate, Originally Planned				17.00%
Applicable tax rate			19.00%	19.00%
Increase of deferred tax liabilities			€ 188
UNITED KINGDOM | Changes in tax rates or tax laws enacted or announced
Disclosure of subsidiaries [line items]
Applicable tax rate		25.00%